RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) - CAD CAD in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets
Regulatory Assets		CAD 1,355	CAD 1,355	CAD 1,269
Less: Current portion included in Other current assets (Note 7)		33	33	85
Regulatory assets, noncurrent		1,322	1,322	1,184
Regulatory Liabilities
Regulatory Liabilities		2,299	2,299	1,203
Less: Current portion included in Accounts payable and other (Note 14)		178	178	44
Regulated liabilities, noncurrent		2,121	2,121	1,159
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities		47	CAD 47	32
Remaining Recovery/ Settlement Period (years)			1 year
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities		659	CAD 659	231
Remaining Recovery/ Settlement Period (years)			46 years
Pipeline abandonment costs
Regulatory Liabilities
Regulatory Liabilities		541	CAD 541	285
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities		451	CAD 451	456
Remaining Recovery/ Settlement Period (years)			14 years
Cost of removal
Regulatory Liabilities
Regulatory Liabilities		226	CAD 226	36
Other
Regulatory Liabilities
Regulatory Liabilities		CAD 54	54	16
Postretirement benefit costs
Other disclosures pertaining to regulated assets and liabilities
Regulatory liability settlement	CAD 106
Refund to customers	53
Amount to be amortized	53
Amortization period (in years)		3 years
Amount to be addressed In next settlement	CAD 41
Deferred income taxes
Regulatory Assets
Regulatory Assets		CAD 861	861	894
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets		1	CAD 1	47
Remaining Recovery/ Settlement Period (years)			1 year
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets		37	CAD 37	54
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)			1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)			13 years
Other
Regulatory Assets
Regulatory Assets		74	CAD 74	64
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets		382	382	210
Regulatory Liabilities
Regulatory Liabilities		180	180	0
ANR | Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities		CAD 141	CAD 141	CAD 147